Loans from Third Parties	6 Months Ended
Jun. 30, 2022
Loans From Third Parties Disclosure[Abstract]
LOANS FROM THIRD PARTIES

NOTE 13 – LOANS FROM THIRD PARTIES

Loans from third parties	June 30 2022		December 31, 2021

Sanya Guohong Municipal Projects Construction Co., Ltd.	$		$627,600
Changshu Tongjiang Engineering Co., Ltd.		134,370	219,660
Zhang Miao		149,300	156,900
Pen Jing			156,900
Chen Guo		63,182	66,399
Chai Guirong		149,300	313,800
Hainan Boxinda Science Technology Partnership			52,718
Xu Liming			14,930
Total		$511,082	$1,593,977

On May 9, 2021, Beijing REIT obtained a working capital loan of $766,500 from Sanya Guohong Municipal Projects Construction Co., Ltd. The loan was from May 9, 2021 to May 8, 2022 and interest-free. After partial repayment, the loan has been full paid as of June 30, 2022.

On July 29, 2021, Beijing REIT obtained a working capital loan of $219,660 from Changshu Tongjiang Engineering Co., Ltd. The loan is from July 29, 2021 to July 28, 2022 and interest-free. After partial repayment, the loan balance was $134,370 as of June 30, 2022.

On February 8, 2021, Beijing REIT obtained a working capital loan of $156,900 from Zhang Miao. The loan is from February 8, 2021 to February 7, 2022 and interest-free. After partial repayment, the loan balance was $149,300 as of June 30, 2022.

On August 1, 2021, Hainan Yile IoT obtained a working capital loan of $156,900 from Pen Jing. The loan is from August 1, 2021 to January 31, 2022 and bears an annual interest of 1%. After partial repayment, the loan has been full paid as of June 30, 2022.

On October 21, 2021, Hainan Yile IoT obtained a working capital loan of $66,399 from Chen Guo. The loan is from October 21, 2020 to January 20, 2022 and bears an annual interest of 1%. After partial repayment, the loan balance was $63,182 as of June 30, 2022.

On August 2, 2021, Hainan Yile IoT obtained a working capital loan of $313,800 from Chai Guirong. The loan is due on demand and bears an annual interest of 1%. After partial repayment, the loan balance was $144,930 as of June 30, 2022.

On July 4, 2021, IoV Technology Research obtained a working capital loan of $52,718 from Hainan Boxinda Science Technology Partnership. The loan is from July 4, 2021 to July 3, 2022 and interest-free. After partial repayment, the loan has been full paid as of June 30, 2022.

On February 23, 2021, Xinyi REIT obtained a working capital loan of $14,930 from Xu Liming. The loan is from February 23, 2022 to February 22, 2023 and interest-free.